Lease (Schedule of Operating Lease Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating lease income	$ 2,418	$ 2,026
Other information:
Operating cash flows from operating leases as lessor	$ 2,539	$ 1,954